Marketable debt securities - Promissory notes (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Total financial liabilities	$ 1,299,114	$ 1,259,588
Debt instruments
Financial liabilities
Total financial liabilities	114,457	103,062
Promissory notes
Financial liabilities
Financial liabilities	22,891	35,648
Accrued interest	423	183
Total financial liabilities	23,314	35,831
Promissory notes November 30, 2020
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	7.25%
Promissory notes October 5, 2020
Financial liabilities
Financial liabilities	$ 2,000
Rate (as a percent)	7.23%
Promissory notes April 15, 2020
Financial liabilities
Financial liabilities	$ 1,500
Rate (as a percent)	8.42%
Promissory notes April 13, 2020
Financial liabilities
Financial liabilities	$ 1,500
Rate (as a percent)	8.42%
Promissory notes March 20, 2020
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	8.45%
Promissory notes March 19, 2020
Financial liabilities
Financial liabilities	$ 921
Rate (as a percent)	8.45%
Promissory notes March 17, 2020
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	8.45%
Promissory notes March 9, 2020
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	8.55%
Promissory notes February 17, 2020
Financial liabilities
Financial liabilities	$ 200
Rate (as a percent)	7.00%
Promissory notes January 17, 2020
Financial liabilities
Financial liabilities	$ 2,700
Rate (as a percent)	7.25%
Promissory notes January 6, 2020
Financial liabilities
Financial liabilities	$ 70
Rate (as a percent)	7.25%
Promissory notes January 3, 2020
Financial liabilities
Financial liabilities	$ 11,500
Rate (as a percent)	7.25%
Promissory notes August 8, 2019
Financial liabilities
Financial liabilities		$ 1,385
Rate (as a percent)		8.33%
Promissory notes August 21, 2019
Financial liabilities
Financial liabilities		$ 461
Rate (as a percent)		8.38%
Promissory notes August 20, 2019
Financial liabilities
Financial liabilities		$ 1,291
Rate (as a percent)		8.38%
Promissory notes September 6, 2019
Financial liabilities
Financial liabilities		$ 646
Rate (as a percent)		8.35%
Promissory notes September 17, 2019
Financial liabilities
Financial liabilities		$ 830
Rate (as a percent)		8.39%
Promissory notes April 9, 2019
Financial liabilities
Financial liabilities		$ 861
Rate (as a percent)		8.22%
Promissory notes May 31, 2019
Financial liabilities
Financial liabilities		$ 2,109
Rate (as a percent)		8.66%
Promissory notes January 3, 2019 - One
Financial liabilities
Financial liabilities		$ 3,500
Rate (as a percent)		8.25%
Promissory notes January 3, 2019 -Two
Financial liabilities
Financial liabilities		$ 3,500
Rate (as a percent)		8.25%
Promissory notes January 7, 2019 - One
Financial liabilities
Financial liabilities		$ 2,990
Rate (as a percent)		8.25%
Promissory notes January 7, 2019 - Two
Financial liabilities
Financial liabilities		$ 2,990
Rate (as a percent)		8.25%
Promissory notes January 7, 2019 - Three
Financial liabilities
Financial liabilities		$ 2,519
Rate (as a percent)		8.25%
Promissory notes January 24, 2019 - One
Financial liabilities
Financial liabilities		$ 3,477
Rate (as a percent)		8.67%
Promissory notes January 24, 2019 - Two
Financial liabilities
Financial liabilities		$ 3,477
Rate (as a percent)		8.67%
Promissory notes January 24, 2019 - Three
Financial liabilities
Financial liabilities		$ 3,047
Rate (as a percent)		8.67%
Promissory notes January 30, 2019
Financial liabilities
Financial liabilities		$ 2,500
Rate (as a percent)		8.25%
Promissory notes January 7, 2019 - Four
Financial liabilities
Financial liabilities		$ 65
Rate (as a percent)		8.20%